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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-07564
Invesco California Quality Municipal Securities

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 5/31/11

Item 1. Schedule of Investments.

Invesco California Quality Municipal Securities
Quarterly Schedule of Portfolio Holdings
May 31, 2011
invesco.com/us                  MS-CE-CAQMS-QTR-1   05/11                  Invesco Advisers, Inc.

Schedule of Investments
May 31, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—147.97%

California—141.84%
ABAG Finance Authority for Nonprofit Corps. (California School of Mechanical Arts); Series 2002, RB	5.25%	10/01/26	$1,240	$1,244,414
ABAG Finance Authority for Nonprofit Corps. (Jewish Home of San Francisco); Series 2005, VRD RB (LOC-Wells Fargo Bank N.A.) (a)(b)	0.08%	11/15/35	500	500,000
Adelanto (City of) Public Utility Authority (Utility System); Series 2009 A, Ref. RB	6.75%	07/01/39	1,000	980,200
Alhambra (City of) (Atherton Baptist Homes); Series 2010 A, RB	7.63%	01/01/40	750	767,287
Alvord Unified School District (Election of 2007); Series 2008 A, Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	08/01/26	480	492,317
Anaheim (City of) Public Financing Authority (Electric System Distribution Facilities); Series 2007 A, RB (INS-NATL) (c)(d)	4.50%	10/01/37	4,000	3,663,320
Bay Area Toll Authority;
Series 2009 F-1, Toll Bridge RB (d)	5.25%	04/01/26	1,565	1,713,534
Series 2009 F-1, Toll Bridge RB (d)	5.25%	04/01/29	1,735	1,848,868
Beverly Hills Unified School District (Election of 2008);
Series 2009, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/26	440	190,960
Series 2009, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/31	865	258,488
California (State of) Department of Water Resources (Central Valley);
Series 2003 Y, Water System RB (INS-NATL) (c)	5.00%	12/01/25	2,000	2,118,280
Series 2008 AE, Water System RB	5.00%	12/01/29	1,000	1,065,870
California (State of) Educational Facilities Authority (Claremont Graduate University); Series 2007 A, RB	5.00%	03/01/42	2,000	1,726,340
California (State of) Educational Facilities Authority (Pitzer College); Series 2009, RB	6.00%	04/01/40	1,000	1,033,470
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2004 G, RB	5.25%	07/01/23	2,555	2,607,659
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 1997 A, RB (INS-NATL) (c)	5.25%	08/01/27	3,000	2,999,970
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2010, RB (INS-AGM) (c)	5.25%	07/01/38	750	698,303
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Series 2006 A, RB	5.25%	04/01/39	1,000	933,530
California (State of) Health Facilities Financing Authority (Scripps Health); Series 2010 A, RB	5.00%	11/15/36	1,500	1,365,420
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB	5.50%	08/15/26	500	521,220
California (State of) Housing Finance Agency; Series 2006 K, Home Mortgage RB (f)	4.70%	08/01/31	2,000	1,608,040
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2006 A, Education RB	5.25%	06/01/26	500	425,735
California (State of) Municipal Finance Authority (Community Hospitals of Central California Obligated Group); Series 2007, COP	5.25%	02/01/37	4,000	3,314,600
California (State of) Municipal Finance Authority (Eisenhower Medical Center); Series 2010 A, RB	5.75%	07/01/40	1,000	927,010
California (State of) Pollution Control Financing Authority (San Jose Water Co.); Series 2010 A, RB	5.10%	06/01/40	1,000	933,450
California (State of) Public Works Board (Department of Mental Health Coalinga State Hospital); Series 2004 A, Lease RB	5.00%	06/01/24	2,000	1,999,440
California (State of) Rural Home Mortgage Finance Authority (Mortgage Backed Securities Program); Series 1998 A5, Single Family Mortgage RB (CEP-GNMA/FNMA/FHLMC) (f)(g)	6.35%	12/01/29	15	15,505
California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/35	2,020	1,849,310
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/39	750	737,213
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.25%	11/01/30	825	821,980
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2008 A, VRD RB (LOC-Wells Fargo Bank N.A.) (a)(b)	0.08%	08/15/36	2,000	2,000,000
See accompanying notes which are an integral part of this schedule.
Invesco California Quality Municipal Securities

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
California (State of);
Series 2002, Unlimited Tax GO Bonds	6.00%	04/01/19	$2,500	$3,023,500
Series 2004 B-1, VRD Unlimited Tax GO Bonds (LOC-Citibank N.A.) (a)(b)	0.13%	05/01/34	300	300,000
Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	11/01/35	750	808,718
Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	04/01/38	650	693,602
Series 2010, Various Purpose Unlimited Tax GO Bonds	5.25%	11/01/40	1,000	1,000,320
California Infrastructure & Economic Development Bank (Kaiser Hospital Assistance I-LLC); Series 2001 A, RB	5.55%	08/01/31	5,000	5,006,650
California Infrastructure & Economic Development Bank (The Scripps Research Institute); Series 2005 A, RB	5.00%	07/01/29	2,000	2,014,220
California State University; Series 2009 A, Systemwide RB	5.25%	11/01/38	1,000	999,230
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL) (c)(e)	0.00%	08/01/29	220	71,042
Community Development Commission (National City Redevelopment); Series 2011, Tax Allocation Bonds	7.00%	08/01/32	750	778,620
Culver (City of) Redevelopment Agency; Series 2005 A, Ref. Tax Allocation Bonds (INS-AMBAC) (c)	5.00%	11/01/25	1,000	897,670
Duarte (City of) (City of Hope National Medical Center); Series 1999 A, COP	5.25%	04/01/19	500	501,220
East Bay Municipal Utility District; Series 2002 A, Ref. Sub. VRD Water System RB (INS-AGM) (a)(c)	0.30%	06/01/25	200	200,000
Eden (Township of) Healthcare District (Eden Hospital Health Services Corp.); Series 2010, COP	6.13%	06/01/34	500	489,445
El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/31	1,165	312,663
Foothill-De Anza Community College District; Series 2011 C, Unlimited Tax GO Bonds	5.00%	08/01/40	2,700	2,765,799
Golden State Tobacco Securitization Corp.; Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/47	2,500	1,555,075
Independent Cities Lease Finance Authority (San Juan Mobile Estates); Series 2006 A, Mobile Home Park RB	5.00%	05/15/31	1,000	832,610
Independent Cities Lease Finance Authority (Westlake Mobilehome Park); Series 2007 A, Ref. Mobile Home Park RB	5.00%	04/15/47	1,500	1,224,540
Indio (City of) Redevelopment Agency (Indio Redevelopment Merged Project Area); Series 2008 A, Sub. Tax Allocation Bonds	5.25%	08/15/26	370	322,155
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 A, Sr. RB	5.00%	05/15/35	1,250	1,261,200
Los Angeles (City of) Department of Water & Power; Series 2001 A, Water System RB	5.13%	07/01/41	4,000	4,000,760
Los Angeles (City of); Series 2003 B, Ref. Wastewater System RB (INS-AGM) (c)	5.00%	06/01/22	1,000	1,054,690
Los Angeles Unified School District; Series 2005 E, Unlimited Tax GO Bonds (INS-AMBAC) (c)	5.00%	07/01/30	620	628,537
Milpitas (City of) Redevelopment Agency; Series 2003, Tax Allocation Bonds (INS-NATL) (c)	5.00%	09/01/22	2,000	1,902,580
Modesto (City of) Irrigation District (Capital Improvements); Series 2001 A, COP (INS-AGM) (c)	5.00%	07/01/31	4,000	3,908,160
Murrieta Valley Unified School District Public Financing Authority (Election of 2006); Series 2008, Unlimited Tax CAB GO Bonds (INS-AGM) (c)(e)	0.00%	09/01/31	2,500	667,300
Oakland (Port of);
Series 2002 L, RB (f)(h)(i)	5.00%	11/01/12	110	117,258
Series 2002 L, RB (INS-NATL) (c)(f)	5.00%	11/01/21	890	895,651
Series 2002 N, Ref. RB (f)(h)(i)	5.00%	11/01/12	205	218,526
Series 2002 N, Ref. RB (INS-NATL) (c)(f)	5.00%	11/01/22	2,795	2,805,481
Palomar Pomerado Health Care District; Series 2009, COP	6.75%	11/01/39	1,000	1,000,680
Poway Redevelopment Agency (Paguay Redevelopment); Series 2003 A, Tax Allocation Bonds (INS-NATL) (c)	5.25%	06/15/23	3,430	3,285,254
Poway Unified School District (Election of 2002 - School Facilities Improvement District No. 2002-1); Series 2003 A, Unlimited Tax GO Bonds (INS-NATL) (c)	5.00%	08/01/27	5,000	5,035,850
Regents of the University of California;
Series 2003 A, General RB (INS-AMBAC) (c)	5.00%	05/15/33	5,000	5,006,800
Series 2007 J, General RB (INS-AGM) (c)(d)	4.50%	05/15/31	4,415	4,216,016
Series 2007 J, General RB (INS-AGM) (c)(d)	4.50%	05/15/35	3,585	3,250,233
Series 2009 O, General RB	5.25%	05/15/39	1,000	1,031,110
Series 2009 Q, General RB (d)(j)	5.00%	05/15/34	3,300	3,353,196
Riverside (County of) Transportation Commission; Series 2010 A, Limited Sales Tax RB	5.00%	06/01/32	500	503,785
Sacramento (County of) Sanitation Districts Financing Authority; Series 2001, Ref. RB (INS-AMBAC) (c)	5.00%	12/01/27	4,000	4,008,360
See accompanying notes which are an integral part of this schedule.
Invesco California Quality Municipal Securities

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
Sacramento (County of); Series 2008 A, Sr. Airport System RB (INS-AGM) (c)	5.00%	07/01/32	$1,000	$994,160
San Diego (County of) (Burnham Institute for Medical Research); Series 2006, COP	5.00%	09/01/34	1,100	868,065
San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. RB	5.00%	07/01/40	1,250	1,190,200
San Diego (County of) Water Authority;
Series 2004 A, Water Revenue COP (INS-AGM) (c)(d)	5.00%	05/01/29	2,000	2,042,300
Series 2008 A, Water Revenue COP (INS-AGM) (c)	5.00%	05/01/28	830	868,205
San Francisco (City & County of) (Laguna Honda Hospital);
Series 2005 I, Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	06/15/30	4,000	4,053,320
Series 2008 R-3, Ref. Unlimited Tax GO Bonds (INS-AGC) (c)(d)	5.00%	06/15/28	4,000	4,093,040
San Francisco (City & County of) Airports Commission (San Francisco International Airport); Series 2010 F, Second Series RB	5.00%	05/01/40	1,500	1,458,600
San Francisco (City & County of) Public Utilities Commission; Series 2001 A, Water RB (INS-AGM) (c)	5.00%	11/01/31	5,000	5,012,000
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay North Redevelopment); Series 2011 C, Tax Allocation RB	6.75%	08/01/33	500	517,695
San Jose (City of) Financing Authority (Civic Center); Series 2002 B, Lease RB (INS-AMBAC) (c)	5.00%	06/01/37	2,000	1,914,480
Santa Clara (City of);
Series 2003 A, Sub. Electric RB (INS-NATL) (c)	5.00%	07/01/23	2,610	2,677,886
Series 2003 A, Sub. Electric RB (INS-NATL) (c)	5.00%	07/01/24	2,735	2,798,397
Santa Margarita/Dana Point Authority (Santa Margarita Water District Improvement Districts No. 2, 3 and 4); Series 2009 A, RB	5.13%	08/01/38	1,500	1,525,980
School Facilities Financing Authority (Grant Joint Union High School District);
Series 2008 A, GO CAB RB (INS-AGM) (c)(e)	0.00%	08/01/26	1,295	509,958
Series 2008 A, GO CAB RB (INS-AGM) (c)(e)	0.00%	08/01/28	2,140	716,087
Simi Valley (City of) (Capital Improvement); Series 2004, COP (INS-AMBAC) (c)	5.00%	09/01/30	1,000	906,250
Simi Valley Unified School District (Election of 2004);
Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (c)(e)	0.00%	08/01/28	1,040	352,373
Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (c)(e)	0.00%	08/01/30	830	240,517
Southern California Metropolitan Water District; Series 2009 B, Ref. RB (d)	5.00%	07/01/27	2,830	3,075,644
Southern California Public Power Authority (Mead-Adelanto); Series 2008 A, VRD RB (a)	0.11%	07/01/20	600	600,000
Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.); Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/37	2,000	1,294,760
Torrance (City of) (Torrance Memorial Medical Center); Series 2010 A, RB	5.00%	09/01/40	500	444,585
Turlock (City of) Irrigation District; Series 2010 A, Ref. RB	5.00%	01/01/35	1,000	956,590
Tustin (City of) Public Financing Authority; Series 2011 A, Water RB	5.00%	04/01/36	1,000	1,007,270
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM) (c)(g)(h)	3.50%	05/31/13	800	800,320
Twin Rivers Unified School District; Series 2009, Unlimited Tax CAB GO BAN (e)	0.00%	04/01/14	550	507,128
West Basin Municipal Water District; Series 2008 B, Ref. COP (INS-AGC) (c)	5.00%	08/01/27	625	639,500
William S. Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/32	4,035	946,329
Yosemite Community College District (Election of 2004);
Series 2008, Unlimited Tax CAB GO Bonds (INS-AGM) (c)(e)	0.00%	08/01/22	1,190	636,614
Series 2008 C, Unlimited Tax GO Bonds (INS-AGM) (c)(d)	5.00%	08/01/32	5,860	5,921,120

				162,879,612

Guam—0.41%
Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB	5.38%	12/01/24	250	252,240
Series 2009 A, Limited Obligation RB	5.63%	12/01/29	215	214,877

				467,117

Puerto Rico—5.07%
Puerto Rico (Commonwealth of) Public Buildings Authority;
Series 2002 D, Conv. CAB RB (e)(h)(i)	0.00%	07/01/17	2,200	2,431,418
Series 2002 D, Conv. CAB RB (INS-AMBAC) (c)(e)	0.00%	07/01/30	800	688,360
Puerto Rico Electric Power Authority;
Series 2010 AAA, RB	5.25%	07/01/29	500	490,255
Series 2010 XX, RB	5.25%	07/01/40	500	472,940
See accompanying notes which are an integral part of this schedule.
Invesco California Quality Municipal Securities

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Puerto Rico—(continued)
Puerto Rico Sales Tax Financing Corp.;
First Sub. Series 2009 A, RB (h)(i)	5.00%	08/01/11	$545	$549,398
First Sub. Series 2010 A, RB	5.38%	08/01/39	500	488,260
First Sub. Series 2010 C, RB	5.00%	08/01/35	750	704,903

				5,825,534

Virgin Islands—0.65%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien Working Capital RB	5.00%	10/01/25	750	745,020

TOTAL INVESTMENTS(k)—147.97% (Cost $170,519,116)				169,917,283

Floating Rate Note Obligations—(16.86)%
Notes with interest rates ranging from 0.15% to 0.24% at 05/31/11 and contractual maturities of collateral ranging from 04/01/26 to 10/01/37 (See Note 1D)(l)				(19,360,000)

OTHER ASSETS LESS LIABILITIES—(0.85)%				(978,129)

PREFERRED SHARES—(30.26)%				(34,750,000)

NET ASSETS APPLICABLE TO COMMON SHARES—100.00%				$114,829,154

Investment Abbreviations:

AGC	—	Assured Guaranty Corp.

AGM	—	Assured Guaranty Municipal Corp.

AMBAC	—	American Municipal Bond Assurance Corp.*

BAN	—	Bond Anticipation Notes

CAB	—	Capital Appreciation Bonds

CEP	—	Credit Enhancement Provider

Conv.	—	Convertible

COP	—	Certificates of Participation

FHLMC	—	Federal Home Loan Mortgage Corp.

FNMA	—	Federal National Mortgage Association

GNMA	—	Government National Mortgage Association

GO	—	General Obligation

INS	—	Insurer

LOC	—	Letter of Credit

NATL	—	National Public Finance Guarantee Corp.

RB	—	Revenue Bonds

Ref.	—	Refunding

Sr.	—	Senior

Sub.	—	Subordinated

VRD	—	Variable Rate Demand
Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(c)	Principal and/or interest payments are secured by the bond insurance company listed.

(d)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.

(e)	Zero coupon bond issued at a discount.

(f)	Security subject to the alternative minimum tax.

(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(i)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(j)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the Dealer Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $2,200,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the Dealer Trusts.

(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	21.6%
National Public Finance Guarantee Corp.	16.6
American Municipal Bond Assurance Corp.*	8.3

(l)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at May 31, 2011. At May 31, 2011, the Trust’s investments with a value of $33,177,271 are held by Dealer Trusts and serve as collateral for the $19,360,000 in the floating rate note obligations outstanding at that date.

*	AMBAC filed for bankruptcy on November 8, 2010.
See accompanying notes which are an integral part of this schedule.
Invesco California Quality Municipal Securities

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
Invesco California Quality Municipal Securities

D.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
     The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.
     The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
E.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Invesco California Quality Municipal Securities

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of May 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended May 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$169,917,283	$—	$169,917,283
NOTE 3 — Investment Securities
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$4,890,072
Aggregate unrealized (depreciation) of investment securities	(5,418,580)

Net unrealized appreciation (depreciation) of investment securities	$(528,508)

Cost of investments for tax purposes is $170,445,791.
Invesco California Quality Municipal Securities

Item 2. Controls and Procedures.
(a)	As of June 10, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 10, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco California Quality Municipal Securities

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: July 29, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: July 29, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: July 29, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.